8. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2011
Commitments And Contingencies Details
2012	$ 152,247
2013	156,058
2014	159,995
2015	164,026
2016	168,089
Thereafter	303,894
Total lease payments	$ 1,104,309